Assets and Liabilities Held for Sale - Disclosure of Change in Assets Held for Sale (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in Assets Held for Sale [Roll Forward]
Beginning of the period	$ 80	$ 0
End of the period	30	80
Disposal groups classified as held for sale [member]
Change in Assets Held for Sale [Roll Forward]
Additions from acquisition of Heartland related to Required Divestitures (Note 4)	0	80
Transfers from property, plant and equipment (Notes 7 and 19)	30	0
Derecognition of Required Divestitures (Notes 7)	$ (80)	$ 0